Cover	Oct. 10, 2025
Document Information Line Items
Entity Registrant Name	HEALTHCARE AI ACQUISITION CORP.
Entity Central Index Key	0001848861
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	true
Document Period End Date	Oct. 10, 2025
Entity Ex Transition Period	false
Entity File Number	001-41145
Entity Incorporation State Country Code	E9
Entity Tax Identification Number	98-1585450
Entity Address Address Line 1	418 Broadway #6434
Entity Address City Or Town	Albany
Entity Address State Or Province	NY
Entity Address Postal Zip Code	12207
City Area Code	917
Local Phone Number	446-0469
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Amendment Description	This amendment to the Current Report on Form 8-K filed on October 14, 2025, by Healthcare AI Acquisition Corp. (the “Company”), is being filed to correct a scrivener error.
Class A Ordinary Share And Redeemable Warrant [Member]
Document Information Line Items
Security 12b Title	Units, each consisting of one Class A Ordinary Share and one-half of one Redeemable Warrant
Trading Symbol	HAIUF
Class A Ordinary Shares [Member]
Document Information Line Items
Security 12b Title	Class A Ordinary Share, par value $0.0001 per share
Trading Symbol	HAIAF
Class A Ordinary Share Warrant [Member]
Document Information Line Items
Security 12b Title	Warrant, each whole warrant exercisable for one Class A Ordinary Share for $11.50 per share
Trading Symbol	HAIWF